Note 8 - Long-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower	December 31, 2022	June 30, 2023
Noumea Shipping Ltd. / Gregos Shipping Ltd.	7,875,000	-
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	6,650,000	-
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	31,100,000	28,380,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	7,500,000	6,500,000
Jonathan Shipowners Ltd.	10,600,000	8,400,000
Marcos Shipping Ltd.	26,000,000	22,000,000
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	18,250,000	16,250,000
Gregos Maritime Ltd.	-	25,300,000
Terataki Shipping Ltd.	-	26,000,000
	107,975,000	132,830,000
Less: Current portion	(55,765,000)	(28,150,000)
Long-term portion	52,210,000	104,680,000
Deferred charges, current portion	345,185	323,686
Deferred charges, long-term portion	397,914	708,031
Long-term bank loans, current portion net of deferred charges	55,419,815	27,826,314
Long-term bank loans, long-term portion net of deferred charges	51,812,086	103,971,969

Schedule of Future Annual Loan Repayments [Table Text Block]
To June 30:
2024	28,150,000
2025	34,750,000
2026	21,750,000
2027	7,600,000
2028 and thereafter	40,580,000
Total	132,830,000